Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net loss	$ (24,619)	$ (27,330)	$ (39,714)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property and equipment	1,363	1,512	1,138
Amortization of intangible assets	4,221	4,312	2,043
Loss on disposal of property and equipment	0	0	4
Allowance for doubtful accounts	910	99	1,886
Recovery of doubtful debts previously provided for	(40)	0	(185)
Share of loss from an equity investee	0	0	38
Share-based compensation	5,072	21,244	6,494
Fair value losses/(gains) on derivative liabilities	10,190	(3,995)	19,390
Fair value gain on re-measurement of equity investee	0	0	(1,161)
Deferred tax	(714)	(1,021)	(1,292)
Changes in operating assets and liabilities, net
Accounts receivable	(9,816)	(2,330)	(13,746)
Prepayments and other assets	46	881	(155)
Accrued liabilities and other current liabilities	644	284	9,308
Deferred revenue	5,750	10,763	(3,765)
Rebates receivables	935	1,392	172
Prepaid media costs	(2,491)	(9,617)	8,100
Accounts payable	(5,478)	(2,036)	1,885
Income tax payable	146	1,935	(237)
Net cash used in operating activities	(13,881)	(3,907)	(9,797)
Cash flows from investing activities
Prepayment of property and equipment	0	(122)	0
Purchase of property and equipment	(148)	(884)	(2,628)
Purchase of intangible assets	(17)	(22)	(121)
(Increase)/decrease in short-term investments	0	1,552	(1,552)
Purchase of time deposit	(25,000)	0	0
Decrease/(increase) in restricted cash	5,234	(4,234)	692
Acquisition of business, net of cash received	0	0	(14,486)
Net cash used in investing activities	(19,931)	(3,710)	(18,095)
Cash flows from financing activities
Repurchase of Series B convertible redeemable preferred shares	0	0	(11,581)
Proceeds from exercise of share options	60	171	284
Proceeds from bank borrowings	5,897	8,232	7,589
Repayments of bank borrowings	(8,816)	(3,793)	(1,642)
Repurchase of ordinary shares	0	0	(11,639)
Repayment of amounts due to related parties	0	(46)	(623)
Net proceeds from issuance of ordinary shares upon IPO	28,405	0	0
Net cash (used in)/provided by financing activities	25,546	24,564	(2,612)
Net (decrease)/increase in cash and cash equivalents	(8,266)	16,947	(30,504)
Cash and cash equivalents at the beginning of year	27,280	10,395	41,131
Effect on exchange rate changes on cash and cash equivalents	387	(62)	(232)
Cash and cash equivalents at the end of year	19,401	27,280	10,395
Supplemental disclosure of cash flow information:
Interests paid	(582)	(713)	(103)
Cash (paid)/refunded for income taxes	(1,119)	665	(912)
Non-cash investing and financing activities:
Fair value of replacement awards attributable to pre-acquisition services for acquisition of OptAim Limited	0	0	801
Accretion to redeemable ordinary shares redemption value	3,650	1,556	1,982
IPO costs in form of other payables	1,724	0	0
OptAim Limited [Member]
Non-cash investing and financing activities:
Acquisition of company Limited in form of share issuance	0	0	50,843
Buzzinate Company Limited [Member]
Non-cash investing and financing activities:
Acquisition of company Limited in form of share issuance	0	0	2,027
Series D Preferred Stock [Member]
Cash flows from financing activities
Proceeds from issuance of convertible redeemable preferred shares	0	0	15,000
Series E Preferred Stock [Member]
Cash flows from financing activities
Proceeds from issuance of convertible redeemable preferred shares	0	20,000	0
Series A Preferred Stock [Member]
Non-cash investing and financing activities:
Accretion to preferred shares redemption value	235	110	307
Series B Preferred Stock [Member]
Non-cash investing and financing activities:
Accretion to preferred shares redemption value	$ 1,427	$ 662	$ 2,385